Note 4 - Loans (Details Textual) - Loans [member] - CAD ($) $ in Thousands	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Statement Line Items [Line Items]
Total financial assets	$ 2,215,638	$ 2,103,050	$ 1,793,724
Financial assets impaired [member]
Statement Line Items [Line Items]
Total financial assets	$ 0	$ 0